OTHER INCOME (EXPENSE) - NET (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expense [Line Items]
Percentage of Increase (Decrease) in Foreign Currency Exchange Rate			1.00%	(6.00%)
Foreign Currency Transaction Gain (Loss), before Tax	$ 45,547	$ 19,288	$ 77,020	$ (183,976)	$ (122,163)	$ 199,919
Subsidiary in Pakistan [Member]
Other Income and Expense [Line Items]
Percentage of Increase (Decrease) in Foreign Currency Exchange Rate					(5.00%)	9.00%